COMMITMENTS	12 Months Ended
Dec. 31, 2025
COMMITMENTS
COMMITMENTS

21.  COMMITMENTS

The Corporation has entered into long-term commitments to purchase services, tangible and intangible assets, and to pay licences and royalties. The minimum payments for the coming years are as follows:

2026	$878.0
2027 to 2030	205.5
2031 and thereafter	13.5